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Arch Indices VOI Absolute Income ETF
Schedule of Investments
December 31, 2023 (Unaudited)
Security	Shares	Value
Closed-End Funds — 9.0%
Financials — 9.0%
Ares Capital Corp.	956	$19,150
Blue Owl Capital Corp.	774	11,424
Main Street Capital Corp.	135	5,836
Oaktree Specialty Lending Corp.	82	1,674
Prospect Capital Corp.	1,651	9,889
Total Financials		47,973
Total Closed-End Funds (Cost — $44,959)		47,973
Exchange Traded Funds — 19.6%
iShares Broad USD High Yield Corporate Bond ETF	335	12,177
Janus Henderson AAA CLO ETF	1,093	54,979
Vanguard Intermediate-Term Bond ETF	48	3,666
Vanguard Intermediate-Term Corporate Bond ETF	54	4,389
Vanguard Intermediate-Term Treasury ETF	11	653
Vanguard Short-Term Inflation-Protected Securities ETF	417	19,803
Vanguard Tax-Exempt Bond Index ETF	85	4,339
Vanguard Total Bond Market ETF	59	4,339
Total Exchange Traded Funds (Cost — $102,195)		104,345

Security	Shares	Value
Common Stocks — 69.8%
Communications — 3.7%
BCE, Inc.	260	10,240
Cogent Communications Holdings, Inc.	9	685
Omnicom Group, Inc.	8	692
Telefonica Brasil SA, ADR	66	722
Telefonica SA, ADR	487	1,899
Verizon Communications, Inc.	65	2,450
Vodafone Group PLC, ADR	342	2,975
Total Communications		19,663
Consumer Discretionary — 5.0%
Buckle, Inc.	185	8,791
Cracker Barrel Old Country Store, Inc.	21	1,619
Darden Restaurants, Inc.	4	657
Ford Motor Co.	393	4,791
Leggett & Platt, Inc.	32	837
Magna International, Inc.	23	1,359
McDonald's Corp.	5	1,483
Newell Brands, Inc.	309	2,682
Restaurant Brands International, Inc.	10	781
Stellantis NV	47	1,096
Wendy's Co.	127	2,474
Total Consumer Discretionary		26,570
Consumer Staples — 26.5%
Altria Group, Inc.	928	37,435
Ambev SA, ADR	2,578	7,218
B&G Foods, Inc.	80	840
British American Tobacco PLC, ADR	1,494	43,758
Clorox Co.	6	856
Coca-Cola Co.	20	1,179
Coca-Cola Europacific Partners PLC	17	1,135
Conagra Brands, Inc.	188	5,388
Kimberly-Clark Corp.	101	12,273
Kraft Heinz Co.	96	3,550
Nu Skin Enterprises, Inc., Class A	45	874
Tyson Foods, Inc., Class A	19	1,021
Universal Corp./VA	331	22,283
Walgreens Boots Alliance, Inc.	153	3,995
Total Consumer Staples		141,805
Energy — 3.2%
Baker Hughes Co.	18	615
CVR Energy, Inc.	41	1,242
Enbridge, Inc.	227	8,176

Equinor ASA, ADR	68	2,152
Kinder Morgan, Inc.	99	1,747
TC Energy Corp.	45	1,759
TotalEnergies SE, ADR	15	1,011
Total Energy		16,702
Financials — 9.7%
American Financial Group, Inc./OH	47	5,588
Blackstone Mortgage Trust, Inc., Class A	90	1,914
Blackstone Secured Lending Fund	771	21,309
Canadian Imperial Bank of Commerce	50	2,406
Citigroup, Inc.	47	2,418
CME Group, Inc.	19	4,001
HSBC Holdings PLC, ADR	25	1,014
Huntington Bancshares, Inc./OH	126	1,603
Manulife Financial Corp.	89	1,967
PNC Financial Services Group, Inc.	6	929
Redwood Trust, Inc.	104	771
Rithm Capital Corp.	259	2,766
RLI Corp.	13	1,731
Royal Bank of Canada	8	809
United Bankshares, Inc./WV	27	1,014
Virtu Financial, Inc., Class A	79	1,601
Total Financials		51,841
Health Care — 3.1%
AbbVie, Inc.	16	2,480
Bristol-Myers Squibb Co.	45	2,309
Cardinal Health, Inc.	8	806
Gilead Sciences, Inc.	11	891
GSK PLC, ADR	29	1,075
Medtronic PLC	11	906
Novartis AG, ADR	9	909
Organon & Co.	100	1,442
Pfizer, Inc.	90	2,590
Premier, Inc., Class A	82	1,834
Viatris, Inc.	154	1,668
Total Health Care		16,910
Industrials — 2.5%
3M Co.	52	5,685
Deluxe Corp.	29	622
Frontline PLC	47	942
Lockheed Martin Corp.	8	3,626
Nordic American Tankers Ltd.	556	2,336
Total Industrials		13,211
Materials — 4.1%
B2Gold Corp.	534	1,687
Boise Cascade Co.	9	1,164
Dow, Inc.	149	8,170
FMC Corp.	10	631
International Flavors & Fragrances, Inc.	12	972
Newmont Corp.	20	828
Rio Tinto PLC, ADR	71	5,288
Sibanye Stillwater Ltd., ADR	145	787
Sociedad Quimica y Minera de Chile SA, ADR	37	2,228
Total Materials		21,755
Real Estate — 2.3%
Apple Hospitality REIT, Inc.	47	781
Easterly Government Properties, Inc.	60	806
Gaming and Leisure Properties, Inc.	32	1,579
Omega Healthcare Investors, Inc.	35	1,073
Physicians Realty Trust	154	2,050
Service Properties Trust	105	897
Spirit Realty Capital, Inc.	38	1,660
WP Carey, Inc.	54	3,500
Total Real Estate		12,346
Technology — 6.0%
ASE Technology Holding Co. Ltd., ADR	105	988
Corning, Inc.	48	1,462
International Business Machines Corp.	50	8,177
Nokia Oyj, ADR	789	2,698
Thomson Reuters Corp.	63	9,213
United Microelectronics Corp., ADR	538	4,551
Western Union Co.	251	2,992
Xerox Holdings Corp.	91	1,668
Total Technology		31,749
Utilities — 3.7%
Atlantica Sustainable Infrastructure PLC	176	3,783
Brookfield Renewable Corp., Class A	53	1,526
Dominion Energy, Inc.	55	2,585
National Grid PLC, ADR	45	3,060
PNM Resources, Inc.	207	8,611
Total Utilities		19,565
Total Common Stocks (Cost — $343,409)		372,117

Foreign Common Stocks — 0.7%
Financials — 0.4%
Bancolombia SA, ADR	50	1,538
Total Financials		1,538
Materials — 0.1%
Gerdau SA, ADR	154	747
Total Materials		747
Utilities — 0.2%
Cia Energetica de Minas Gerais, ADR	536	1,244
Total Utilities		1,244
Total Foreign Common Stocks (Cost — $3,244)		3,529
Short-Term Investments — 0.1%
Money Market Funds — 0.10%
First American Government Obligations Fund - Class X - 5.30% (a)	582	582
Total Money Market Funds (Cost — $582)		582
Total Short-Term Investments (Cost — $582)		582
Total Investments — 99.2% (Cost — $494,389)		528,546
Other Assets in Excess of Liabilities — 0.8%		4,286
Total Net Assets — 100.0%		$532,832

The Accompanying Notes are an Integral Part of these Financial Statements.
ADR American Depositary Receipt
CLO Collateralized Loan Obligation
Plc Public Limited Company
REIT Real Estate Investment Trust

(a)	The rate reported is the annualized seven-day yield as of December 31, 2023.

SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities: Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed- end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the- counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Debt Securities: Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 2 of the fair value hierarchy.

Registered Investment Companies: Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Short-term debt instruments having a maturity of less than 60 days are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term debt securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

In the absence of prices from a pricing service or in the event that market quotations are not readily available, fair value will be determined under the Fund’s valuation procedures adopted pursuant to Rule 2a-5. Pursuant to those procedures, the Board has appointed the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has established procedures for its fair valuation of the Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2023:

Arch Indices VOI Absolute Income ETF
Description	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Investments
Closed-End Funds	$47,973	$–	$–	$47,973
Common Stocks	372,117	–	–	372,117
Exchange-Traded Funds	104,345	–	–	104,345
Foreign Common Stocks	3,529	–	–	3,529
Total Long-Term Investments	527,964	–	–	527,964
Short-Term Investment	582	–	–	582
Total Investments	$528,546	$–	$–	$528,546

See Schedule of Investments for additional detailed categorizations.